Note 8. Short-Term Borrowings	12 Months Ended
Dec. 31, 2011
Short-term Debt [Text Block]
8.	SHORT-TERM BORROWINGS

Short-term borrowings consist of securities sold under agreements to repurchase.  These retail repurchase agreements are with customers in the Company’s respective market areas.  These borrowings are collateralized with securities owned by the Company and held in their safekeeping account at an independent correspondent bank.  The outstanding balances and related information for short-term borrowings are summarized as follows:

	2011	2010
Short-term borrowings:
Ending balance	$945,000	$3,585,000
Maximum month-end balance during the year	3,470,000	5,020,000
Average month-end balance during the year	2,632,000	4,065,000
Weighted average rate at year end	0.23%	0.23%
Weighted average rate during the year	0.23%	0.23%

The Company has pledged investment securities with carrying values of $4.1 million and $4.0 million as of December 31, 2011 and 2010, respectively, as collateral for the repurchase agreements.